Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Lease incentives related to lease buildings	$ 16